Geographic Information and Major Customer and Product Data (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk	13.13%	47.70%	38.00%	35.20%	33.30%